Deferred Expenses - Summary of Amounts Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amounts arising from insurance contracts [abstract]
DPAC for insurance contracts and investment contracts with discretionary participation features	€ 9,303	€ 8,253
Deferred cost of reinsurance	766	141
Deferred transaction costs for investment management services	434	404
Deferred expenses	10,503	8,799	€ 10,806
Current	683	679
Non-current	€ 9,820	€ 8,120